INCOME TAX (Details 1)	12 Months Ended
May 31, 2018
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	28.00%
State taxes, net of federal tax benefit	0.00%
Deferred tax rate change	(7.00%)
Change in valuation allowance	(21.00%)
Income tax provision